Equity-Accounted Joint Ventures - Investments in and Advances to Equity Accounted Investees (Details) $ in Thousands	12 Months Ended
	Dec. 31, 2025 USD ($)	Dec. 31, 2024 USD ($) lease vessel	Dec. 31, 2023 USD ($)	Feb. 26, 2026 vessel	Jan. 08, 2026 vessel	Dec. 31, 2025	Dec. 31, 2025 vessel	Dec. 31, 2025 terminal	Dec. 31, 2025 lease	Jan. 27, 2025 vessel	Dec. 31, 2022 vessel	Dec. 31, 2018	Dec. 01, 2015
Schedule of Equity Method Investments [Line Items]
Ownership percentage (in percentage)		33.00%
Number of vessels		15					16		2
Number of terminals | terminal								1
Finance lease, liability | $	$ 1,802,526	$ 1,727,553
Number of lessors | lease		19							20
Financial Information of Joint Ventures	A summary of the Company's investments in and advances to equity-accounted joint ventures are as follows:

		As at December 31, 2025			As at December 31,
Name	Ownership Percentage	# of Delivered Vessels	LNG Terminal	Newbuildings on order (viii)	2025 $	2024 $
Angola Joint Venture (i)	33%	4	—	—	84,306	85,961
Bahrain LNG Joint Venture (ii)	30%	—	1	—	77,951	87,973
Exmar LPG Joint Venture (iii)	50%	18	—	14	214,977	187,860
MALT Joint Venture (iv)	52%	6	—	—	322,794	314,332
Pan Union LNG Joint Venture (v)	20%-30%	4	—	—	87,197	87,777
RasGas III Joint Venture (vi)	40%	4	—	—	101,057	117,995
Yamal LNG Joint Venture (vii)	50%	6	—	—	472,472	466,472
Other	50%	—	—	—	8	8
		42	1	14	1,360,762	1,348,378
Less credit loss provision					(2,900)	(1,800)
Investments in and advances to equity-accounted joint ventures, net					1,357,862	1,346,578

number of newbuildings on order				1			2				5
Corporate Joint Venture
Schedule of Equity Method Investments [Line Items]
Ownership percentage (in percentage)						100.00%
Investments in and advances to equity-accounted joint ventures, net (notes 3b and 7) | $	$ 1,357,862	$ 1,346,578
Equity Method Investments
Schedule of Equity Method Investments [Line Items]
Number of vessels							42
number of newbuildings on order							14
Angola Joint Venture
Schedule of Equity Method Investments [Line Items]
Ownership percentage (in percentage)						33.00%
Number of vessels							4
Investments in and advances to equity-accounted joint ventures, net (notes 3b and 7) | $	84,306	85,961
number of newbuildings on order							0
Bahrain LNG Joint Venture
Schedule of Equity Method Investments [Line Items]
Ownership percentage (in percentage)						30.00%						30.00%	30.00%
Number of vessels							0
Investments in and advances to equity-accounted joint ventures, net (notes 3b and 7) | $	77,951	87,973
Interest accrued on advances | $	32,600	26,400
number of newbuildings on order							0
Bahrain LNG Joint Venture | Corporate Joint Venture
Schedule of Equity Method Investments [Line Items]
Investments in and advances to equity-accounted joint ventures, net (notes 3b and 7) | $	73,400	73,400
Interest Income, Other | $	6,200	$ 5,800	$ 5,500
Exmar LPG Joint Venture
Schedule of Equity Method Investments [Line Items]
Ownership percentage (in percentage)		50.00%				50.00%
Number of vessels							18
Investments in and advances to equity-accounted joint ventures, net (notes 3b and 7) | $	214,977	$ 187,860
Carrying value of guarantee liability | $	1,100	$ 700
number of newbuildings on order					1		4			4
MALT Joint Venture
Schedule of Equity Method Investments [Line Items]
Ownership percentage (in percentage)		52.00%				52.00%
Number of vessels							6
Investments in and advances to equity-accounted joint ventures, net (notes 3b and 7) | $	322,794	$ 314,332
Carrying value of guarantee liability | $	200	$ 300
number of newbuildings on order							0
Pan Union Joint Venture
Schedule of Equity Method Investments [Line Items]
Ownership percentage (in percentage)		20.00%				20.00%
Number of vessels							4
Investments in and advances to equity-accounted joint ventures, net (notes 3b and 7) | $	87,197	$ 87,777
number of newbuildings on order							0
RasGas 3 Joint Venture
Schedule of Equity Method Investments [Line Items]
Ownership percentage (in percentage)		40.00%				40.00%
Number of vessels							4
Investments in and advances to equity-accounted joint ventures, net (notes 3b and 7) | $	101,057	$ 117,995
number of newbuildings on order							0
Yamal LNG Joint Venture
Schedule of Equity Method Investments [Line Items]
Ownership percentage (in percentage)		50.00%				50.00%
Number of vessels							6
Investments in and advances to equity-accounted joint ventures, net (notes 3b and 7) | $	472,472	$ 466,472
Carrying value of guarantee liability | $	300	300
number of newbuildings on order							0
Dan-Unity CO2 A/S
Schedule of Equity Method Investments [Line Items]
Ownership percentage (in percentage)						50.00%
Number of vessels							0
Number of terminals | terminal								0
Investments in and advances to equity-accounted joint ventures, net (notes 3b and 7) | $	8	$ 8
number of newbuildings on order							0
Building | Angola Joint Venture
Schedule of Equity Method Investments [Line Items]
Number of terminals | terminal								0
Building | Bahrain LNG Joint Venture
Schedule of Equity Method Investments [Line Items]
Number of terminals | terminal								1
Building | Exmar LPG Joint Venture
Schedule of Equity Method Investments [Line Items]
Number of terminals | terminal								0
Building | MALT Joint Venture
Schedule of Equity Method Investments [Line Items]
Number of terminals | terminal								0
Building | Pan Union Joint Venture
Schedule of Equity Method Investments [Line Items]
Number of terminals | terminal								0
Building | RasGas 3 Joint Venture
Schedule of Equity Method Investments [Line Items]
Number of terminals | terminal								0
Building | Yamal LNG Joint Venture
Schedule of Equity Method Investments [Line Items]
Number of terminals | terminal								0
LNG Carriers [Member]
Schedule of Equity Method Investments [Line Items]
Number of vessels		9					10
number of newbuildings on order							2
LNG Carriers [Member] | Yamal LNG Joint Venture
Schedule of Equity Method Investments [Line Items]
Number of vessels							6
LPG Carriers [Member] | Exmar LPG Joint Venture
Schedule of Equity Method Investments [Line Items]
number of newbuildings on order							14
Minimum | Pan Union Joint Venture
Schedule of Equity Method Investments [Line Items]
Ownership percentage (in percentage)						20.00%
Maximum | Pan Union Joint Venture
Schedule of Equity Method Investments [Line Items]
Ownership percentage (in percentage)						30.00%
Equity Method Investments
Schedule of Equity Method Investments [Line Items]
Investments in and advances to equity-accounted joint ventures, net (notes 3b and 7) | $	$ 1,360,762	$ 1,348,378
Financial Information of Joint Ventures	The following tables present aggregated summarized financial information reflecting a 100% ownership interest in the Company’s equity method investments and excluding the impact from purchase price adjustments arising from the acquisition of the Exmar LPG Joint Venture and the Pan Union LNG Joint Venture and the basis differences caused by an other-than-temporary impairment of the Company's investment of the MALT Joint Venture recognized in 2022. The results include the Angola Joint Venture, the Bahrain LNG Joint Venture, the Exmar LPG Joint Venture, the MALT Joint Venture, the Pan Union LNG Joint Venture, the RasGas III Joint Venture and the Yamal LNG Joint Venture.

	December 31, 2025 $	December 31, 2024 $
Cash and restricted cash – current	405,065	508,119
Other assets – current	273,980	262,791
Vessels and equipment, including vessels related to finance leases, operating lease right-of-use assets and advances on newbuilding contracts	2,680,213	2,514,549
Net investments in direct financing and sales-type leases – non-current	3,668,223	3,899,674
Other assets – non-current	310,998	350,647
Current portion of long-term debt, obligations related to finance leases, operating lease liabilities and advances from joint venture partners	1,164,946	673,714
Other liabilities – current	242,484	211,451
Long-term debt, obligations related to finance leases, and operating lease liabilities	3,086,535	3,776,498
Other liabilities – non-current	71,469	71,205

	Year Ended December 31, 2025 $	Year Ended December 31, 2024 $	Year Ended December 31, 2023 $
Voyage revenues	1,005,484	1,016,277	1,041,655
Income from vessel operations	496,194	536,649	604,979
Realized and unrealized (loss) gain on non-designated derivative instruments:
Bahrain LNG Joint Venture	(8,316)	27,718	5,080
Other equity-accounted joint ventures	(2,704)	4,491	302
Net income	164,645	246,978	323,562

Loans Receivable
Schedule of Equity Method Investments [Line Items]
Financing Receivable, Allowance for Credit Loss | $	$ (2,900)	$ (1,800)